Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 99,000	$ 146,000	$ 85,000
Write-offs of property and equipment	36,000	6,000	$ 0
Lease obligations	40,000
Accumulated depreciation	191,000	$ 339,000
Imputed interest on capital lease	8,000
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 16,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Minimum [Member] | Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Rate of interest on capital lease	8.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Maximum [Member] | Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Rate of interest on capital lease	14.00%